Management Incentive Plans - Schedule of Restricted Stock Units, Activity (Detail) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 29, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units, Outstanding and expected to vest, Beginning Balance	0
Units, Granted	52,926
Units, Forfeited	(500)
Units, Vested	0
Units, Outstanding and expected to vest, Ending Balance	52,426
Weighted Average Fair Value, Granted | $ / shares	$ 32.04
Weighted Average Fair Value, Forfeited | $ / shares	32.32
Weighted Average Fair Value, Vested | $ / shares	0
Weighted Average Fair Value, Outstanding and expected to vest, Ending Balance | $ / shares	$ 32.04
Weighted Average Remaining Contractual Term (Years), Outstanding and expected to vest	9 years 7 months 2 days
Aggregate Intrinsic Value, Outstanding and expected to vest, Ending Balance | $	$ 0